Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Profit on Disposal of Discontinued Operations

The table below sets out the proceeds and related profit recognised on the divestment which is included in profit after tax for the financial year from discontinued operations.

2018 €m
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	472
- cash and cash equivalents	18
- working capital and provisions	367
- deferred tax	(14)
Net assets disposed	843
Reclassification of currency translation effects on disposal	(27)
Total	816
Proceeds from disposal (net of disposal costs)	2,379
Profit on disposal from discontinued operations	1,563

Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	2,379
Less: cash and cash equivalents disposed	(18)
Total	2,361

Summary of Discontinued Operations

B. Results of discontinued operations

The results of the discontinued operations included in the Group profit for the financial year are set out as follows:

	2018 €m	2017 €m	2016 €m
Revenue	7	2,343	2,315

EBITDA (as defined)*	(5)	164	150
Depreciation	-	(16)	(22)
Amortisation	-	(5)	(9)
Operating (loss)/profit	(5)	143	119
Profit on disposals	1,563	3	2
Profit before tax	1,558	146	121
Attributable income tax expense	(473)	(39)	(40)
Profit after tax	1,085	107	81

Basic earnings per Ordinary Share from discontinued operations	130.4c	12.8c	9.8c
Diluted earnings per Ordinary Share from discontinued operations	129.7c	12.7c	9.7c

Cash flows from discontinued operations
Net cash (outflow)/inflow from operating activities (i)	(469)	111	123
Net cash inflow/(outflow) from investing activities (ii)	2,361	(27)	(22)
Net cash (outflow)/inflow from financing activities	(5)	1	(1)
Net cash inflow	1,887	85	100

(i)	Includes the corporation tax paid in 2018 on the sale of Allied Building Products.
(ii)	Includes the proceeds from the sale of Allied Building Products.

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.